FAIR VALUE OF FINANCIAL INSTRUMENTS - Amortized Cost for which Fair Value is Disclosed (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 310,677	$ 285,251
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	13,704	13,408
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	64	63
Not measured at fair value in statement of financial position but for which fair value is disclosed | Corporate borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	9,151	8,986
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	151,754	123,385
Not measured at fair value in statement of financial position but for which fair value is disclosed | Property-specific borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	66,798	72,131
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 1
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	10,968	7,715
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,519	671
Not measured at fair value in statement of financial position but for which fair value is disclosed | Subsidiary borrowings | Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 4,557	$ 7,690